Employee Future Benefits (Tables)	6 Months Ended
Jun. 30, 2019
Employee Future Benefits
Disclosure of Net Defined Benefit Liability (Asset)

The change in the Company’s accrued benefit obligations is summarized as follows:

	Six months ended June 30, 2019		Year ended December 31, 2018
	Pension benefit plans	Other benefit plans	Total	Total
	$	$	$	$
Balances – Beginning of the period	13,100	105	13,205	14,229
Current service cost	21	3	24	72
Interest cost	111	1	112	225
Actuarial loss (gain) arising from changes in financial assumptions	1,491	—	1,491	(174)
Benefits paid	(217)	—	(217)	(494)
Impact of foreign exchange rate changes	(53)	(1)	(54)	(653)
Balances – End of the period	14,453	108	14,561	13,205
Amounts recognized:
In net loss	(132)	(4)	(136)	(316)
In other comprehensive loss	1,491	—	1,491	846